Summary of Significant Accounting Policies (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets and liabilities measured at fair value	$ 198,000	$ 1,727,694	$ 0
Level 1
Financial assets and liabilities measured at fair value	0	0
Level 2
Financial assets and liabilities measured at fair value	0	0
Level 3
Financial assets and liabilities measured at fair value	2,198,000	1,727,694
Warrant liabilities
Financial assets and liabilities measured at fair value	2,000,000
Convertible Notes
Financial assets and liabilities measured at fair value	198,000	1,727,694
Convertible Notes | Level 1
Financial assets and liabilities measured at fair value	0	0
Convertible Notes | Level 2
Financial assets and liabilities measured at fair value	0	0
Convertible Notes | Level 3
Financial assets and liabilities measured at fair value	198,000	1,727,694
Convertible Notes | Total Level
Financial assets and liabilities measured at fair value	2,198,000	$ 1,727,694
Warrants liabilities | Level 1
Financial assets and liabilities measured at fair value	0
Warrants liabilities | Level 2
Financial assets and liabilities measured at fair value	0
Warrants liabilities | Level 3
Financial assets and liabilities measured at fair value	$ 2,000,000